Unissued equity - Additional Information (Detail)		6 Months Ended
	Dec. 23, 2023 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2025 $ / shares	Dec. 10, 2025 shares	Jul. 25, 2025 $ / shares shares	Jun. 19, 2024 $ / shares shares	Dec. 23, 2023 AUD ($) shares	Dec. 23, 2023 USD ($) shares	Oct. 23, 2023 AUD ($)	Oct. 23, 2023 USD ($)
Disclosure of unissued equity [line items]
Interest expense on borrowings | $		$ 7,263	$ 10,033
Number of shares issued | shares					219,841,000	1,057,000
Price per share | $ / shares
Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Notional amount								$ 380,224	$ 250,000	$ 776,670	$ 500,000
Borrowings, interest rate										10.00%	10.00%
Percentage of borrowings that are called up for equity instrument	50.00%
Interest expense on borrowings | $	$ 3,014
Cash paid | $									$ 253,014
American depositary shares [member] | Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares							697	591,697	591,697
Ordinary shares [member] | Unsecured convertible promissory note [member]
Disclosure of unissued equity [line items]
Number of shares issued | shares							5,916,970
Price per share | $ / shares							$ 0.0643